Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2024
Consolidated statements of cash flows:
Consolidated statements of cash flows:

Note 20 - Consolidated statements of cash flows:

As of December 31, 2022, 2023 and 2024, the analysis of net debt and movements in net debt is presented as follows:

	Long - term debt						Bank Loans
	2022		2023		2024		2022		2023		2024
Short-term debt (Note 11)	Ps.	377,215	Ps.	344,048	Ps.	443,814
Short-term bank loans (Note 10)							Ps.	1,492,781	Ps.	889,591	Ps.	687,716
Long-term bank loans (Note 10)								3,442,804		2,586,932		2,163,853
Long-term debt (Note 11)		9,891,961		8,404,199		10,064,073
Balances at December 31	Ps.	10,269,176	Ps.	8,748,247	Ps.	10,507,887	Ps.	4,935,585	Ps.	3,476,523	Ps.	2,851,569

Balances at January 1 of the debt-net	Ps.	6,952,069	Ps.	10,269,176	Ps.	8,748,247	Ps.	6,827,478	Ps.	4,935,585	Ps.	3,476,523
Interest expense		523,488		552,046		545,977		332,030		573,816		252,892
Bank loans(Note 10)
Long-term debt (Note 11)		3,947,522
Interest paid		(532,579)		(519,601)		(516,894)		(547,042)		(547,505)		(421,261)
Principal payments		(222,568)		(200,535)		(224,914)		(1,498,076)		(1,475,000)		(538,712)
Foreign currency translation		(398,756)		(1,352,839)		1,955,471		(178,805)		(10,373)		82,127
Balances at December 31	Ps.	10,269,176	Ps.	8,748,247	Ps.	10,507,887	Ps.	4,935,585	Ps.	3,476,523	Ps.	2,851,569